UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2007

         S&P 500 Index Fund, Reward Shares
         S&P 500 Index Fund, Member Shares

 [LOGO OF USAA]
    USAA(R)

                             USAA S&P 500 INDEX Fund


                      3RD QUARTER Portfolio of Investments


                               SEPTEMBER 30, 2007

                                                                      (Form N-Q)

48414-1107                                   (c)2007, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS                                                       1
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------

                      COMMON STOCKS (98.7%)

                      CONSUMER DISCRETIONARY (9.1%)
                      -----------------------------
                      ADVERTISING (0.1%)
     114,500          Interpublic Group of Companies, Inc. *  $           1,188
      86,600          Omnicom Group, Inc.                                 4,165
                                                               -----------------
                                                                          5,353
                                                               -----------------

                      APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
      94,300          Coach, Inc. *                                       4,457
      23,939          Jones Apparel Group, Inc.                             506
      24,200          Liz Claiborne, Inc.                                   831
      15,500          Polo Ralph Lauren Corp.                             1,205
      23,900          VF Corp.                                            1,930
                                                               -----------------
                                                                          8,929
                                                               -----------------

                      APPAREL RETAIL (0.3%)
      22,500          Abercrombie & Fitch Co. "A"                         1,816
     126,900          Gap, Inc.                                           2,340
      81,800          Limited Brands, Inc.                                1,872
     113,400          TJX Companies, Inc.                                 3,297
                                                               -----------------
                                                                          9,325
                                                               -----------------

                      AUTO PARTS & EQUIPMENT (0.2%)
      49,900          Johnson Controls, Inc.                              5,894
                                                               -----------------

                      AUTOMOBILE MANUFACTURERS (0.3%)
     529,600          Ford Motor Co. *                                    4,496
     142,700          General Motors Corp.                                5,237
                                                               -----------------
                                                                          9,733
                                                               -----------------

                      AUTOMOTIVE RETAIL (0.1%)
      39,163          AutoNation, Inc. *                                    694
      12,200          AutoZone, Inc. *                                    1,417
                                                               -----------------
                                                                          2,111
                                                               -----------------

                      BROADCASTING & CABLE TV (1.0%)
     175,700          CBS Corp. "B"                                       5,535
     125,200          Clear Channel Communications, Inc.                  4,687
     792,241          Comcast Corp. "A" *                                19,156
     196,300          DIRECTV Group, Inc. *                               4,766
      21,300          E.W. Scripps Co. "A"                                  895
                                                               -----------------
                                                                         35,039
                                                               -----------------

                      CASINOS & GAMING (0.2%)
      47,600          Harrah's Entertainment, Inc.                        4,138
      85,596          International Game Technology                       3,689
                                                               -----------------
                                                                          7,827
                                                               -----------------

                      COMPUTER & ELECTRONICS RETAIL (0.2%)
     101,350          Best Buy Co., Inc.                                  4,664
      37,800          Circuit City Stores                                   299
      33,600          RadioShack Corp.                                      694
                                                               -----------------
                                                                          5,657
                                                               -----------------

                      CONSUMER ELECTRONICS (0.0%)
      16,500          Harman International Industries, Inc.               1,428
                                                               -----------------

                      DEPARTMENT STORES (0.5%)
      16,200          Dillard's, Inc. "A"                                   354
      56,600          J.C. Penney Co., Inc.                               3,587
      81,500          Kohl's Corp. *                                      4,672
     111,202          Macy's, Inc.                                        3,594
      50,700          Nordstrom, Inc.                                     2,377
      19,585          Sears Holdings Corp. *                              2,491
                                                               -----------------
                                                                         17,075
                                                               -----------------

PORTFOLIO OF INVESTMENTS (continued)                                           2
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------

                      DISTRIBUTORS (0.1%)
      42,800          Genuine Parts Co.                       $           2,140
                                                               -----------------

                      EDUCATIONAL SERVICES (0.1%)
      35,900          Apollo Group, Inc. "A" *                            2,159
                                                               -----------------

                      FOOTWEAR (0.2%)
      98,500          NIKE, Inc. "B"                                      5,778
                                                               -----------------

                      GENERAL MERCHANDISE STORES (0.4%)
      26,700          Big Lots, Inc. *                                      797
      39,400          Family Dollar Stores, Inc.                          1,047
     216,600          Target Corp.                                       13,769
                                                               -----------------
                                                                         15,613
                                                               -----------------

                      HOME FURNISHINGS (0.0%)
      45,600          Leggett & Platt, Inc.                                 874
                                                               -----------------

                      HOME IMPROVEMENT RETAIL (0.8%)
     433,156          Home Depot, Inc.                                   14,052
     379,300          Lowe's Companies, Inc.                             10,628
      28,900          Sherwin-Williams  Co.                               1,899
                                                               -----------------
                                                                         26,579
                                                               -----------------

                      HOMEBUILDING (0.1%)
      29,900          Centex Corp.                                          795
      68,100          D.R. Horton, Inc.                                     872
      21,600          KB Home                                               541
      33,500          Lennar Corp. "A"                                      759
      53,700          Pulte Homes, Inc.                                     731
                                                               -----------------
                                                                          3,698
                                                               -----------------

                      HOMEFURNISHING RETAIL (0.1%)
      69,900          Bed Bath & Beyond, Inc. *                           2,385
                                                               -----------------

                      HOTELS, RESORTS & CRUISE LINES (0.5%)
     114,500          Carnival Corp.                                      5,545
     100,100          Hilton Hotels Corp.                                 4,654
      83,800          Marriott International, Inc. "A"                    3,643
      54,900          Starwood Hotels & Resorts Worldwide, Inc.           3,335
      46,562          Wyndham Worldwide Corp.                             1,525
                                                               -----------------
                                                                         18,702
                                                               -----------------

                      HOUSEHOLD APPLIANCES (0.1%)
      18,100          Black & Decker Corp.                                1,507
      13,100          Snap-On, Inc.                                         649
      20,200          Stanley Works                                       1,134
      20,593          Whirlpool Corp.                                     1,835
                                                               -----------------
                                                                          5,125
                                                               -----------------

                      HOUSEWARES & SPECIALTIES (0.1%)
      37,600          Fortune Brands, Inc.                                3,064
      72,000          Newell Rubbermaid, Inc.                             2,075
                                                               -----------------
                                                                          5,139
                                                               -----------------

                      INTERNET RETAIL (0.2%)
      78,698          Amazon.com, Inc. *                                  7,331
      51,800          IAC/InterActiveCorp *                               1,537
                                                               -----------------
                                                                          8,868
                                                               -----------------

                      LEISURE PRODUCTS (0.1%)
      23,400          Brunswick Corp.                                       535
      39,600          Hasbro, Inc.                                        1,104
      97,400          Mattel, Inc.                                        2,285
                                                               -----------------
                                                                          3,924
                                                               -----------------

                      MOTORCYCLE MANUFACTURERS (0.1%)
      66,200          Harley-Davidson, Inc.                               3,059
                                                               -----------------

                      MOVIES & ENTERTAINMENT (1.6%)
     589,700          News Corp. "A"                                     12,968
     956,700          Time Warner, Inc.                                  17,565
     179,400          Viacom, Inc. "B" *                                  6,991
     497,921          Walt Disney  Co.                                   17,123
                                                               -----------------
                                                                         54,647
                                                               -----------------

PORTFOLIO OF INVESTMENTS (continued)                                           3
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------


                      PHOTOGRAPHIC PRODUCTS (0.1%)
      74,300          Eastman Kodak Co.                       $           1,988
                                                               -----------------

                      PUBLISHING (0.3%)
      16,600          Dow Jones & Co., Inc.                                 991
      61,800          Gannett Co., Inc.                                   2,700
      88,700          McGraw-Hill Companies , Inc.                        4,516
      11,200          Meredith Corp.                                        642
      34,700          New York Times Co. "A"                                686
      20,341          Tribune Co.                                           556
                                                               -----------------
                                                                         10,091
                                                               -----------------

                      RESTAURANTS (0.8%)
      34,650          Darden Restaurants, Inc.                            1,451
     304,700          McDonald's Corp.                                   16,597
     189,100          Starbucks Corp. *                                   4,954
      24,700          Wendy's International, Inc.                           862
     134,400          Yum! Brands, Inc.                                   4,547
                                                               -----------------
                                                                         28,411
                                                               -----------------

                      SPECIALIZED CONSUMER SERVICES (0.0%)
      81,700          H&R Block, Inc.                                     1,730
                                                               -----------------

                      SPECIALTY STORES (0.2%)
      70,600          Office Depot, Inc. *                                1,456
      18,800          OfficeMax, Inc.                                       644
     182,600          Staples, Inc.                                       3,924
      35,400          Tiffany & Co.                                       1,853
                                                               -----------------
                                                                          7,877
                                                               -----------------

                      TIRES & RUBBER (0.0%)
      51,400          Goodyear Tire & Rubber Co. *                        1,563
                                                               -----------------
                      Total Consumer Discretionary                      318,721
                                                               -----------------

                      CONSUMER STAPLES (9.4%)
                      -----------------------
                      AGRICULTURAL PRODUCTS (0.1%)
     164,880          Archer-Daniels-Midland Co.                          5,454
                                                               -----------------

                      BREWERS (0.3%)
     194,900          Anheuser-Busch Companies, Inc.                      9,743
      17,100          Molson Coors Brewing Co. "B"                        1,704
                                                               -----------------
                                                                         11,447
                                                               -----------------

                      DISTILLERS & VINTNERS (0.1%)
      21,300          Brown-Forman Corp. "B"                              1,596
      49,500          Constellation Brands, Inc. "A" *                    1,198
                                                               -----------------
                                                                          2,794
                                                               -----------------

                      DRUG RETAIL (0.8%)
     379,885          CVS Caremark Corp.                                 15,055
     256,000          Walgreen Co.                                       12,093
                                                               -----------------
                                                                         27,148
                                                               -----------------

                      FOOD DISTRIBUTORS (0.2%)
     156,100          Sysco Corp.                                         5,556
                                                               -----------------

                      FOOD RETAIL (0.4%)
     184,300          Kroger  Co.                                         5,256
     114,600          Safeway, Inc.                                       3,794
      54,625          SUPERVALU, Inc.                                     2,131
      36,700          Whole Foods Market, Inc.                            1,797
                                                               -----------------
                                                                         12,978
                                                               -----------------

                      HOUSEHOLD PRODUCTS (2.2%)
      36,500          Clorox Co.                                          2,226
     130,800          Colgate-Palmolive Co.                               9,329
     108,900          Kimberly-Clark Corp.                                7,651
     800,523          Procter & Gamble Co.                               56,309
                                                               -----------------
                                                                         75,515
                                                               -----------------

                      HYPERMARKETS & SUPER CENTERS (1.0%)
     112,300          Costco Wholesale Corp.                              6,892
     615,700          Wal-Mart Stores, Inc. (f)                          26,875
                                                               -----------------
                                                                         33,767
                                                               -----------------

PORTFOLIO OF INVESTMENTS (continued)                                           4
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------

                      PACKAGED FOODS & MEAT (1.2%)
      55,600          Campbell Soup Co.                       $           2,057
     125,500          ConAgra Foods, Inc.                                 3,279
      34,200          Dean Foods Co.                                        875
      85,500          General Mills, Inc.                                 4,960
      82,900          H.J. Heinz Co.                                      3,830
      44,100          Hershey  Co.                                        2,047
      65,600          Kellogg Co.                                         3,674
     404,449          Kraft Foods, Inc. "A"                              13,957
      31,900          McCormick & Co., Inc.                               1,147
     194,000          Sara Lee Corp.                                      3,238
      66,600          Tyson Foods, Inc. "A"                               1,189
      56,450          Wm. Wrigley Jr. Co.                                 3,626
                                                               -----------------
                                                                         43,879
                                                               -----------------

                      PERSONAL PRODUCTS (0.1%)
     111,600          Avon Products, Inc.                                 4,188
      30,300          Estee Lauder Companies, Inc. "A"                    1,287
                                                               -----------------
                                                                          5,475
                                                               -----------------

                      SOFT DRINKS (1.8%)
     510,400          Coca-Cola Co.                                      29,333
      71,200          Coca-Cola Enterprises, Inc.                         1,724
      35,000          Pepsi Bottling Group, Inc.                          1,301
     414,300          PepsiCo, Inc.                                      30,352
                                                               -----------------
                                                                         62,710
                                                               -----------------

                      TOBACCO (1.2%)
     540,000          Altria Group, Inc.                                 37,546
      44,900          Reynolds American, Inc.                             2,855
      38,900          UST, Inc.                                           1,930
                                                               -----------------
                                                                         42,331
                                                               -----------------
                      Total Consumer Staples                            329,054
                                                               -----------------

                      ENERGY (11.5%)
                      --------------
                      COAL & CONSUMABLE FUELS (0.1%)
      46,000          CONSOL Energy, Inc.                                 2,144
      66,700          Peabody Energy Corp.                                3,193
                                                               -----------------
                                                                          5,337
                                                               -----------------

                      INTEGRATED OIL & GAS (7.2%)
     548,617          Chevron Corp.                                      51,340
     415,808          ConocoPhillips                                     36,495
   1,423,300          Exxon Mobil Corp. (f)                             131,741
      69,500          Hess Corp.                                          4,624
     175,840          Marathon Oil Corp.                                 10,026
      47,200          Murphy Oil Corp.                                    3,299
     215,800          Occidental Petroleum Corp.                         13,828
                                                               -----------------
                                                                        251,353
                                                               -----------------

                      OIL & GAS DRILLING (0.5%)
      38,500          ENSCO International, Inc.                           2,160
      72,100          Nabors Industries Ltd. *                            2,218
      68,400          Noble Corp.                                         3,355
      28,300          Rowan Companies, Inc.                               1,035
      73,700          Transocean, Inc. *                                  8,332
                                                               -----------------
                                                                         17,100
                                                               -----------------

                      OIL & GAS EQUIPMENT & SERVICES (1.9%)
      81,800          Baker Hughes, Inc.                                  7,392
      74,900          BJ Services Co.                                     1,989
     228,370          Halliburton Co.                                     8,770
      45,200          National Oilwell Varco, Inc. *                      6,531
     305,000          Schlumberger Ltd.                                  32,025
      50,600          Smith International, Inc.                           3,613
      87,500          Weatherford International Ltd. *                    5,878
                                                               -----------------
                                                                         66,198
                                                               -----------------

                      OIL & GAS EXPLORATION & PRODUCTION (1.1%)
     120,600          Anadarko Petroleum Corp.                            6,482
      83,500          Apache Corp.                                        7,520
     105,200          Chesapeake Energy Corp.                             3,709
     112,800          Devon Energy Corp.                                  9,385
      60,700          EOG Resources, Inc.                                 4,391
      99,766          XTO Energy, Inc.                                    6,170
                                                               -----------------
                                                                         37,657
                                                               -----------------

PORTFOLIO OF INVESTMENTS (continued)                                           5
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------

                      OIL & GAS REFINING & MARKETING (0.4%)
      32,200          Sunoco, Inc.                            $           2,279
      35,100          Tesoro Corp.                                        1,615
     141,000          Valero Energy Corp.                                 9,473
                                                               -----------------
                                                                         13,367
                                                               -----------------

                      OIL & GAS STORAGE & TRANSPORTATION (0.3%)
     184,100          El Paso Corp.                                       3,124
     165,840          Spectra Energy Corp.                                4,060
     155,444          Williams Companies, Inc.                            5,294
                                                               -----------------
                                                                         12,478
                                                               -----------------
                      Total Energy                                      403,490
                                                               -----------------

                      FINANCIALS (19.6%)
                      ------------------
                      ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
      46,300          American Capital Strategies Ltd.                    1,978
      62,060          Ameriprise Financial, Inc.                          3,917
     294,449          Bank of New York Co., Inc.                         12,997
      21,200          Federated Investors, Inc. "B"                         842
      41,100          Franklin Resources, Inc.                            5,240
      43,000          Janus Capital Group, Inc.                           1,216
      33,100          Legg Mason, Inc.                                    2,790
      45,600          Northern Trust Corp. (c)                            3,022
      99,900          State Street Corp.                                  6,809
      66,400          T. Rowe Price Group, Inc.                           3,698
                                                               -----------------
                                                                         42,509
                                                               -----------------

                      CONSUMER FINANCE (0.9%)
     303,400          American Express Co.                               18,013
     106,729          Capital One Financial Corp.                         7,090
     123,000          Discover Financial Services *                       2,558
     106,300          SLM Corp.                                           5,280
                                                               -----------------
                                                                         32,941
                                                               -----------------

                      DIVERSIFIED BANKS (2.1%)
      42,700          Comerica, Inc.                                      2,189
     447,800          U.S. Bancorp                                       14,567
     491,005          Wachovia Corp.                                     24,624
     855,700          Wells Fargo & Co.                                  30,480
                                                               -----------------
                                                                         71,860
                                                               -----------------

                      INSURANCE BROKERS (0.2%)
      77,600          Aon Corp.                                           3,477
     139,000          Marsh & McLennan Companies, Inc.                    3,545
                                                               -----------------
                                                                          7,022
                                                               -----------------

                      INVESTMENT BANKING & BROKERAGE (2.1%)
      29,700          Bear Stearns Companies, Inc.                        3,648
     246,847          Charles Schwab Corp.                                5,332
     111,900          E*TRADE Financial Corp. *                           1,461
     104,200          Goldman Sachs Group, Inc.                          22,584
     135,500          Lehman Brothers Holdings, Inc.                      8,364
     221,600          Merrill Lynch & Co., Inc.                          15,796
     269,000          Morgan Stanley                                     16,947
                                                               -----------------
                                                                         74,132
                                                               -----------------

                      LIFE & HEALTH INSURANCE (1.3%)
     127,700          AFLAC, Inc.                                         7,284
      69,071          Lincoln National Corp.                              4,557
     190,700          MetLife, Inc.                                      13,298
      68,400          Principal Financial Group, Inc.                     4,315
     119,300          Prudential Financial, Inc.                         11,641
      26,000          Torchmark Corp.                                     1,620
      89,100          Unum Group                                          2,180
                                                               -----------------
                                                                         44,895
                                                               -----------------

                      MULTI-LINE INSURANCE (1.8%)
     657,849          American International Group, Inc.                 44,504
      25,500          Assurant, Inc.                                      1,364
     110,400          Genworth Financial, Inc. "A"                        3,393
      80,000          Hartford Financial Services Group, Inc.             7,404
     112,500          Loews Corp.                                         5,439
                                                               -----------------
                                                                         62,104
                                                               -----------------

PORTFOLIO OF INVESTMENTS (continued)                                           6
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------


                      MULTI-SECTOR HOLDINGS (0.1%)
      42,000          Leucadia National Corp.                 $           2,025
                                                               -----------------


                      OTHER DIVERSIFIED FINANCIAL SERVICES (4.5%)
   1,135,747          Bank of America Corp.                              57,094
   1,273,400          Citigroup, Inc. (f)                                59,430
     868,029          JPMorgan Chase & Co.                               39,773
                                                               -----------------
                                                                        156,297
                                                               -----------------

                      PROPERTY & CASUALTY INSURANCE (1.2%)
      82,300          ACE Ltd.                                            4,985
     150,100          Allstate Corp.                                      8,584
      26,500          Ambac Financial Group, Inc.                         1,667
     100,900          Chubb Corp.                                         5,413
      41,379          Cincinnati Financial Corp.                          1,792
      32,400          MBIA, Inc.                                          1,978
     187,900          Progressive Corp.                                   3,647
      29,500          Safeco Corp.                                        1,806
     169,507          Travelers Companies, Inc.                           8,533
      46,100          XL Capital Ltd. "A"                                 3,651
                                                               -----------------
                                                                         42,056
                                                               -----------------

                      REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
      52,500          CB Richard Ellis Group, Inc. "A" *                  1,462
                                                               -----------------

                      REGIONAL BANKS (1.4%)
     138,400          BB&T Corp.                                          5,590
      46,200          Commerce Bancorp, Inc.                              1,792
     138,900          Fifth Third Bancorp                                 4,706
      29,300          First Horizon National Corp.                          781
      93,300          Huntington Bancshares, Inc.                         1,584
     102,000          KeyCorp                                             3,298
      20,800          M&T Bank Corp.                                      2,152
      65,500          Marshall & Ilsley Corp.                             2,867
     163,700          National City Corp.                                 4,107
      87,700          PNC Financial Services Group, Inc.                  5,972
     185,983          Regions Financial Corp.                             5,483
      91,700          SunTrust Banks, Inc.                                6,939
      78,800          Synovus Financial Corp.                             2,210
      26,300          Zions Bancorp                                       1,806
                                                               -----------------
                                                                         49,287
                                                               -----------------

                      REITS - DIVERSIFIED (0.1%)
      34,400          Vornado Realty Trust                                3,762
                                                               -----------------

                      REITS - INDUSTRIAL (0.1%)
      67,400          ProLogis                                            4,472
                                                               -----------------

                      REITS - OFFICE (0.1%)
      29,200          Boston Properties, Inc.                             3,034
                                                               -----------------

                      REITS - RESIDENTIAL  (0.3%)
      26,900          Apartment Investment & Management Co. "A"           1,214
      57,400          Archstone-Smith Trust                               3,452
      19,500          AvalonBay Communities, Inc.                         2,302
      73,600          Equity Residential Properties Trust                 3,118
                                                               -----------------
                                                                         10,086
                                                               -----------------

                      REITs - Retail (0.4%)
      34,000          Developers Diversified Realty Corp.                 1,900
      64,200          General Growth Properties, Inc.                     3,442
      62,500          Kimco Realty Corp.                                  2,826
      58,300          Simon Property Group, Inc.                          5,830
                                                               -----------------
                                                                         13,998
                                                               -----------------

                      REITS - SPECIALIZED (0.2%)
     132,300          Host Hotels & Resorts, Inc.                         2,969
      42,100          Plum Creek Timber Co., Inc.                         1,884
      32,668          Public Storage, Inc.                                2,569
                                                               -----------------
                                                                          7,422
                                                               -----------------

PORTFOLIO OF INVESTMENTS (continued)                                           7
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------


                      SPECIALIZED FINANCE (0.4%)
      48,900          CIT Group, Inc.                         $           1,966
      13,600          CME Group, Inc.                                     7,988
      17,800          IntercontinentalExchange, Inc. *                    2,704
      56,800          Moody's Corp.                                       2,862
                                                               -----------------
                                                                         15,520
                                                               -----------------

                      THRIFTS & MORTGAGE FINANCE (1.2%)
     147,798          Countrywide Financial Corp.                         2,810
     248,400          Fannie Mae                                         15,105
     167,200          Freddie Mac                                         9,867
     142,800          Hudson City Bancorp, Inc.                           2,196
      21,200          MGIC Investment Corp.                                 685
      91,098          Sovereign Bancorp, Inc.                             1,552
     225,213          Washington Mutual, Inc.                             7,952
                                                               -----------------
                                                                         40,167
                                                               -----------------
                      Total Financials                                  685,051
                                                               -----------------

                      HEALTH CARE (11.5%)
                      -------------------
                      BIOTECHNOLOGY (1.2%)
     277,448          Amgen, Inc. *                                      15,695
      75,010          Biogen Idec, Inc. *                                 4,976
      99,300          Celgene Corp. *                                     7,081
      67,900          Genzyme Corp. *                                     4,207
     239,764          Gilead Sciences, Inc. *                             9,799
                                                               -----------------
                                                                         41,758
                                                               -----------------

                      HEALTH CARE DISTRIBUTORS (0.4%)
      48,718          AmerisourceBergen Corp.                             2,209
      93,015          Cardinal Health, Inc.                               5,816
      77,100          McKesson Corp.                                      4,533
      34,500          Patterson Companies, Inc. *                         1,332
                                                               -----------------
                                                                         13,890
                                                               -----------------

                      HEALTH CARE EQUIPMENT (1.7%)
     164,700          Baxter International, Inc.                          9,269
      62,600          Becton, Dickinson & Co.                             5,136
     337,400          Boston Scientific Corp. *                           4,707
      26,400          C.R. Bard, Inc.                                     2,328
     126,350          Covidien Ltd. *                                     5,244
      38,260          Hospira, Inc. *                                     1,586
     291,100          Medtronic, Inc.                                    16,421
      89,000          St. Jude Medical, Inc. *                            3,922
      62,600          Stryker Corp.                                       4,304
      32,800          Varian Medical Systems, Inc. *                      1,374
      61,300          Zimmer Holdings, Inc. *                             4,965
                                                               -----------------
                                                                         59,256
                                                               -----------------

                      HEALTH CARE FACILITIES (0.1%)
      18,600          Manor Care, Inc.                                    1,198
     129,300          Tenet Healthcare Corp. *                              434
                                                               -----------------
                                                                          1,632
                                                               -----------------

                      HEALTH CARE SERVICES (0.4%)
      65,800          Express Scripts, Inc. *                             3,673
      31,600          Laboratory Corp. of America Holdings *              2,472
      70,183          Medco Health Solutions, Inc. *                      6,344
      40,780          Quest Diagnostics, Inc.                             2,356
                                                               -----------------
                                                                         14,845
                                                               -----------------

                      HEALTH CARE SUPPLIES (0.0%)
      14,800          Bausch & Lomb, Inc.                                   947
                                                               -----------------

                      HEALTH CARE TECHNOLOGY (0.0%)
      50,500          IMS Health, Inc.                                    1,547
                                                               -----------------

                      LIFE SCIENCES TOOLS & SERVICES (0.3%)
      46,500          Applera Corp. - Applied Biosystems Group            1,611
      12,800          Millipore Corp. *                                     970
      32,400          PerkinElmer, Inc.                                     946
     109,400          Thermo Fisher Scientific, Inc. *                    6,315
      27,300          Waters Corp. *                                      1,827
                                                               -----------------
                                                                         11,669
                                                               -----------------

PORTFOLIO OF INVESTMENTS (continued)                                           8
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------

                      MANAGED HEALTH CARE (1.3%)
     131,200          Aetna, Inc.                             $           7,120
      73,400          CIGNA Corp.                                         3,911
      40,280          Coventry Health Care, Inc. *                        2,506
      41,700          Humana, Inc. *                                      2,914
     340,200          UnitedHealth Group, Inc.                           16,476
     154,864          WellPoint, Inc. *                                  12,222
                                                               -----------------
                                                                         45,149
                                                               -----------------

                      PHARMACEUTICALS (6.1%)
     394,300          Abbott Laboratories                                21,142
      79,800          Allergan, Inc.                                      5,145
      27,000          Barr Pharmaceuticals, Inc. *                        1,537
     510,700          Bristol-Myers Squibb Co.                           14,718
     251,200          Eli Lilly and Co.                                  14,301
      82,200          Forest Laboratories, Inc. *                         3,065
     740,500          Johnson & Johnson                                  48,651
      64,400          King Pharmaceuticals, Inc. *                          755
     560,000          Merck & Co., Inc.                                  28,946
      60,100          Mylan Laboratories, Inc.                              959
   1,777,020          Pfizer, Inc. (f)                                   43,413
     413,100          Schering-Plough Corp.                              13,066
      28,400          Watson Pharmaceuticals, Inc. *                        920
     343,900          Wyeth                                              15,321
                                                               -----------------
                                                                        211,939
                                                               -----------------
                      Total Health Care                                 402,632
                                                               -----------------

                      INDUSTRIALS (11.4%)
                      -------------------
                      AEROSPACE & DEFENSE (2.8%)
     201,600          Boeing Co.                                         21,166
     102,500          General Dynamics Corp.                              8,658
      30,500          Goodrich Corp.                                      2,081
     194,300          Honeywell International, Inc.                      11,555
      31,100          L-3 Communications Holdings, Inc.                   3,177
      89,800          Lockheed Martin Corp.                               9,742
      88,906          Northrop Grumman Corp.                              6,935
      35,700          Precision Castparts Corp.                           5,283
     114,700          Raytheon Co.                                        7,320
      41,600          Rockwell Collins, Inc.                              3,038
     254,400          United Technologies Corp.                          20,474
                                                               -----------------
                                                                         99,429
                                                               -----------------

                      AIR FREIGHT & LOGISTICS (0.9%)
      44,100          C.H. Robinson Worldwide, Inc.                       2,394
      78,000          FedEx Corp.                                         8,170
     271,300          United Parcel Service, Inc. "B"                    20,375
                                                               -----------------
                                                                         30,939
                                                               -----------------

                      AIRLINES (0.1%)
     191,700          Southwest Airlines Co.                              2,837
                                                               -----------------

                      BUILDING PRODUCTS (0.1%)
      44,100          American Standard Companies, Inc.                   1,571
      98,500          Masco Corp.                                         2,282
                                                               -----------------
                                                                          3,853
                                                               -----------------

                      COMMERCIAL PRINTING (0.1%)
      55,100          R.R. Donnelley & Sons Co.                           2,014
                                                               -----------------

                      CONSTRUCTION & ENGINEERING (0.1%)
      22,100          Fluor Corp.                                         3,182
                                                               -----------------

                      CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
     163,500          Caterpillar, Inc.                                  12,823
      26,800          Cummins, Inc.                                       3,428
      56,900          Deere & Co.                                         8,445
      63,800          PACCAR, Inc.                                        5,439
      26,100          Terex Corp. *                                       2,323
                                                               -----------------
                                                                         32,458
                                                               -----------------

                      DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
      34,600          Cintas Corp.                                        1,284
      35,200          Equifax, Inc.                                       1,342
                                                               -----------------
                                                                          2,626
                                                               -----------------

PORTFOLIO OF INVESTMENTS (continued)                                           9
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------

                      ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
      46,400          Cooper Industries Ltd. "A"              $           2,371
     205,900          Emerson Electric Co.                               10,958
      40,900          Rockwell Automation, Inc.                           2,843
                                                               -----------------
                                                                         16,172
                                                               -----------------

                      ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      68,000          Allied Waste Industries, Inc. *                       867
     133,700          Waste Management, Inc.                              5,046
                                                               -----------------
                                                                          5,913
                                                               -----------------

                      HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
      31,700          Monster Worldwide, Inc. *                           1,080
      42,500          Robert Half International, Inc.                     1,269
                                                               -----------------
                                                                          2,349
                                                               -----------------

                      INDUSTRIAL CONGLOMERATES (3.9%)
     183,800          3M Co.                                             17,200
   2,625,500          General Electric Co. (f)                          108,696
      65,800          Textron, Inc.                                       4,094
     126,350          Tyco International Ltd.                             5,602
                                                               -----------------
                                                                        135,592
                                                               -----------------

                      INDUSTRIAL MACHINERY (0.8%)
      61,600          Danaher Corp.                                       5,095
      49,900          Dover Corp.                                         2,542
      36,700          Eaton Corp.                                         3,635
     109,500          Illinois Tool Works, Inc.                           6,531
      73,500          Ingersoll-Rand Co. Ltd. "A"                         4,003
      46,000          ITT Corp.                                           3,125
      29,700          Pall Corp.                                          1,155
      30,600          Parker-Hannifin Corp.                               3,422
                                                               -----------------
                                                                         29,508
                                                               -----------------

                      OFFICE SERVICES & SUPPLIES (0.1%)
      25,200          Avery Dennison Corp.                                1,437
      56,400          Pitney Bowes, Inc.                                  2,562
                                                               -----------------
                                                                          3,999
                                                               -----------------

                      RAILROADS (0.7%)
      79,000          Burlington Northern Santa Fe Corp.                  6,412
     111,600          CSX Corp.                                           4,769
     100,400          Norfolk Southern Corp.                              5,212
      68,100          Union Pacific Corp.                                 7,699
                                                               -----------------
                                                                         24,092
                                                               -----------------

                      TRADING COMPANIES & DISTRIBUTORS (0.0%)
      19,700          W.W. Grainger, Inc.                                 1,796
                                                               -----------------

                      TRUCKING (0.0%)
      15,300          Ryder System, Inc.                                    750
                                                               -----------------
                      Total Industrials                                 397,509
                                                               -----------------

                      INFORMATION TECHNOLOGY (15.9%)
                      ------------------------------
                      APPLICATION SOFTWARE (0.4%)
     149,800          Adobe Systems, Inc. *                               6,541
      57,800          Autodesk, Inc. *                                    2,888
      47,600          Citrix Systems, Inc. *                              1,919
      83,100          Compuware Corp. *                                     667
      87,400          Intuit, Inc. *                                      2,648
                                                               -----------------
                                                                         14,663
                                                               -----------------

                      COMMUNICATIONS EQUIPMENT (2.9%)
     115,072          Avaya, Inc. *                                       1,952
      23,442          Ciena Corp. *                                         893
   1,559,400          Cisco Systems, Inc. *                              51,632
     401,100          Corning, Inc.                                       9,887
      55,125          JDS Uniphase Corp. *                                  825
     131,200          Juniper Networks, Inc. *                            4,803
     590,800          Motorola, Inc.                                     10,947
     427,200          QUALCOMM, Inc.                                     18,053
     117,000          Tellabs, Inc. *                                     1,114
                                                               -----------------
                                                                        100,106
                                                               -----------------

PORTFOLIO OF INVESTMENTS (continued)                                          10
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------


                      COMPUTER HARDWARE (3.7%)
     222,600          Apple, Inc. *                           $          34,178
     579,500          Dell, Inc. *                                       15,994
     661,311          Hewlett-Packard Co.                                32,927
     347,900          International Business Machines Corp.              40,983
     902,000          Sun Microsystems, Inc. *                            5,060
      47,000          Teradata Corp. *                                    1,226
                                                               -----------------
                                                                        130,368
                                                               -----------------

                      COMPUTER STORAGE & PERIPHERALS (0.5%)
     535,600          EMC Corp. *                                        11,140
      24,200          Lexmark International, Inc. "A" *                   1,005
      91,300          Network Appliance, Inc. *                           2,457
      43,100          QLogic Corp. *                                        580
      58,500          SanDisk Corp. *                                     3,223
                                                               -----------------
                                                                         18,405
                                                               -----------------

                      DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
      26,800          Affiliated Computer Services, Inc. "A" *            1,346
     136,200          Automatic Data Processing, Inc.                     6,256
      43,300          Computer Sciences Corp. *                           2,420
      35,000          Convergys Corp. *                                     608
     129,900          Electronic Data Systems Corp.                       2,837
      41,100          Fidelity National Information Services, Inc.        1,823
      45,100          Fiserv, Inc. *                                      2,294
      85,100          Paychex, Inc.                                       3,489
     193,212          Western Union Co.                                   4,052
                                                               -----------------
                                                                         25,125
                                                               -----------------

                      ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
     101,100          Agilent Technologies, Inc. *                        3,728
      19,100          Tektronix, Inc.                                       530
                                                               -----------------
                                                                          4,258
                                                               -----------------

                      ELECTRONIC MANUFACTURING SERVICES (0.2%)
      50,700          Jabil Circuit, Inc.                                 1,158
      36,300          Molex, Inc.                                           977
     238,100          Solectron Corp. *                                     929
     126,350          Tyco Electronics Ltd.                               4,477
                                                               -----------------
                                                                          7,541
                                                               -----------------

                      HOME ENTERTAINMENT SOFTWARE (0.1%)
      77,600          Electronic Arts, Inc. *                             4,345
                                                               -----------------

                      INTERNET SOFTWARE & SERVICES (1.7%)
      42,100          Akamai Technologies, Inc. *                         1,210
     290,200          eBay, Inc. *                                       11,324
      59,269          Google, Inc. "A" *                                 33,621
      61,900          VeriSign, Inc. *                                    2,088
     343,400          Yahoo!, Inc. *                                      9,217
                                                               -----------------
                                                                         57,460
                                                               -----------------

                      IT CONSULTING & OTHER SERVICES (0.1%)
      36,300          Cognizant Technology Solutions Corp. "A" *          2,896
      82,100          Unisys Corp. *                                        543
                                                               -----------------
                                                                          3,439
                                                               -----------------

                      OFFICE ELECTRONICS (0.1%)
     241,400          Xerox Corp. *                                       4,186
                                                               -----------------

                      SEMICONDUCTOR EQUIPMENT (0.4%)
     350,500          Applied Materials, Inc.                             7,255
      49,500          KLA-Tencor Corp.                                    2,761
      57,000          MEMC Electronic Materials, Inc. *                   3,355
      31,700          Novellus Systems, Inc. *                              864
      52,500          Teradyne, Inc. *                                      725
                                                               -----------------
                                                                         14,960
                                                               -----------------

                      SEMICONDUCTORS (2.3%)
     143,500          Advanced Micro Devices, Inc. *                      1,894
      90,700          Altera Corp.                                        2,184
      79,800          Analog Devices, Inc.                                2,886
     118,350          Broadcom Corp. "A" *                                4,313
   1,493,900          Intel Corp.                                        38,632
      58,900          Linear Technology Corp.                             2,061

PORTFOLIO OF INVESTMENTS (continued)                                          11
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------
     195,700          LSI Logic Corp. *                       $           1,452
      55,800          Microchip Technology, Inc.                          2,027
     192,000          Micron Technology, Inc. *                           2,131
      61,400          National Semiconductor Corp.                        1,665
     139,250          NVIDIA Corp. *                                      5,046
     366,000          Texas Instruments, Inc.                            13,392
      79,600          Xilinx, Inc.                                        2,081
                                                               -----------------
                                                                         79,764
                                                               -----------------

                      SYSTEMS SOFTWARE (2.7%)
      52,400          BMC Software, Inc. *                                1,637
     105,000          CA, Inc.                                            2,701
   2,068,310          Microsoft Corp.                                    60,932
      86,300          Novell, Inc. *                                        659
   1,014,700          Oracle Corp. *                                     21,968
     229,989          Symantec Corp. *                                    4,457
                                                               -----------------
                                                                         92,354
                                                               -----------------
                      Total Information Technology                      556,974
                                                               -----------------

                      MATERIALS (3.2%)
                      ----------------
                      ALUMINUM (0.2%)
     224,700          Alcoa, Inc.                                         8,790
                                                               -----------------

                      CONSTRUCTION MATERIALS (0.1%)
      25,300          Vulcan Materials Co.                                2,256
                                                               -----------------

                      DIVERSIFIED CHEMICALS (0.8%)
      16,100          Ashland, Inc.                                         969
     244,300          Dow Chemical Co.                                   10,519
     238,500          E.I. du Pont de Nemours & Co.                      11,820
      20,300          Eastman Chemical Co.                                1,355
      29,200          Hercules, Inc.                                        614
      40,700          PPG Industries, Inc.                                3,075
                                                               -----------------
                                                                         28,352
                                                               -----------------

                      DIVERSIFIED METALS & MINING (0.3%)
      98,533          Freeport-McMoRan Copper & Gold, Inc. "B"           10,335
                                                               -----------------

                      FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     141,122          Monsanto Co.                                       12,100
                                                               -----------------

                      FOREST PRODUCTS (0.1%)
      54,108          Weyerhaeuser Co.                                    3,912
                                                               -----------------

                      GOLD (0.2%)
     118,400          Newmont Mining Corp.                                5,296
                                                               -----------------

                      INDUSTRIAL GASES (0.3%)
      54,000          Air Products & Chemicals, Inc.                      5,279
      80,500          Praxair, Inc.                                       6,743
                                                               -----------------
                                                                         12,022
                                                               -----------------

                      METAL & GLASS CONTAINERS (0.1%)
      27,600          Ball Corp.                                          1,484
      33,500          Pactiv Corp. *                                        960
                                                               -----------------
                                                                          2,444
                                                               -----------------

                      PAPER PACKAGING (0.1%)
      24,300          Bemis Co., Inc.                                       707
      42,100          Sealed Air Corp.                                    1,076
      27,000          Temple-Inland, Inc.                                 1,421
                                                               -----------------
                                                                          3,204
                                                               -----------------

                      PAPER PRODUCTS (0.2%)
     111,120          International Paper Co.                             3,986
      44,211          MeadWestvaco Corp.                                  1,305
                                                               -----------------
                                                                          5,291
                                                               -----------------

                      SPECIALTY CHEMICALS (0.2%)
      46,600          Ecolab, Inc.                                        2,199
      20,900          International Flavors & Fragrances, Inc.            1,105
      36,800          Rohm & Haas Co.                                     2,049
      34,300          Sigma-Aldrich Corp.                                 1,672
                                                               -----------------
                                                                          7,025
                                                               -----------------

PORTFOLIO OF INVESTMENTS (continued)                                          12
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------

                      STEEL (0.3%)
      26,700          Allegheny Technologies, Inc.            $           2,936
      74,700          Nucor Corp.                                         4,442
      30,800          United States Steel Corp.                           3,263
                                                               -----------------
                                                                         10,641
                                                               -----------------
                      Total Materials                                   111,668
                                                               -----------------

                      TELECOMMUNICATION SERVICES (3.7%)
                      ---------------------------------
                      INTEGRATED TELECOMMUNICATION SERVICES (3.1%)
   1,568,446          AT&T, Inc.                                         66,361
      30,100          CenturyTel, Inc.                                    1,391
      81,000          Citizens Communications Co.                         1,160
      37,221          Embarq Corp.                                        2,070
     416,600          Qwest Communications International, Inc. *          3,816
     744,560          Verizon Communications, Inc.                       32,969
     118,531          Windstream Corp.                                    1,674
                                                               -----------------
                                                                        109,441
                                                               -----------------

                      WIRELESS TELECOMMUNICATION SERVICES (0.6%)
      90,100          ALLTEL Corp.                                        6,278
     735,539          Sprint Nextel Corp                                 13,975
                                                               -----------------
                                                                         20,253
                                                               -----------------
                      Total Telecommunication Services                  129,694
                                                               -----------------

                      UTILITIES (3.4%)
                      ----------------
                      ELECTRIC UTILITIES (1.6%)
      43,400          Allegheny Energy, Inc. *                            2,268
      99,100          American Electric Power Co., Inc.                   4,567
      81,500          Edison International                                4,519
      51,900          Entergy Corp.                                       5,620
     174,600          Exelon Corp.                                       13,158
      80,650          FirstEnergy Corp.                                   5,108
     106,100          FPL Group, Inc.                                     6,459
      25,200          Pinnacle West Capital Corp.                           996
     100,600          PPL Corp.                                           4,658
      63,400          Progress Energy, Inc.                               2,970
     193,600          Southern Co.                                        7,024
                                                               -----------------
                                                                         57,347
                                                               -----------------

                      GAS UTILITIES (0.1%)
      12,700          Nicor, Inc.                                           545
      43,400          Questar Corp.                                       2,279
                                                               -----------------
                                                                          2,824
                                                               -----------------

                      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
     175,300          AES Corp. *                                         3,513
      45,700          Constellation Energy Group, Inc.                    3,921
     133,221          Dynegy, Inc. "A" *                                  1,231
     119,500          TXU Corp.                                           8,182
                                                               -----------------
                                                                         16,847
                                                               -----------------

                      MULTI-UTILITIES (1.2%)
      51,600          Ameren Corp.                                        2,709
      84,200          CenterPoint Energy, Inc.                            1,350
      56,000          CMS Energy Corp.                                      942
      66,000          Consolidated Edison, Inc.                           3,056
      76,595          Dominion Resources, Inc.                            6,457
      42,100          DTE Energy Co.                                      2,039
     327,980          Duke Energy Corp.                                   6,130
      19,000          Integrys Energy Group, Inc.                           973
      67,000          NiSource, Inc.                                      1,283
      90,600          PG&E Corp.                                          4,331
      64,500          Public Service Enterprise Group, Inc.               5,675
      68,500          Sempra Energy                                       3,981
      52,100          TECO Energy, Inc.                                     856
     102,000          Xcel Energy, Inc.                                   2,197
                                                               -----------------
                                                                         41,979
                                                               -----------------
                      Total Utilities                                   118,997
                                                               -----------------
                      Total Common Stocks (Cost: $2,431,927)          3,453,790
                                                               -----------------

PORTFOLIO OF INVESTMENTS (continued)                                          13
USAA S&P 500 INDEX FUND
September 30, 2007 (unaudited)



 Number of Shares             Security                        Market Value (000)
 ----------------             --------                        ------------------
                      MONEY MARKET INSTRUMENTS (1.2%)
                      MONEY MARKET FUND (1.1%)
  36,445,239          Northern Institutional Funds-Diversified
                           Assets Portfolio, 4.94% (a)(d)     $          36,445
                                                               -----------------


   Principal
      Amount
       (000)
------------
                      OTHER (0.1%)
      $3,555          U. S. Treasury Bill, 4.71%,
                           1/17/2008 (b) (e)                              3,506
                                                               -----------------

                      Total Money Market Instruments
                           (cost: $39,951)                               39,951
                                                               -----------------

                      TOTAL INVESTMENTS (COST: $2,471,878)          $ 3,493,741
                                                               =================

  N O T E S
======================----------------------------------------------------------

                           to Portfolio of INVESTMENTS


USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures contracts are valued at the last quoted sales price.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

 N O T E S
======================----------------------------------------------------------

                           to Portfolio of INVESTMENTS
                           (continued)


USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2007 (UNAUDITED)


6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

C. As of September 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2007, were $1,186,986,000 and $165,123,000, respectively, resulting in net unrealized appreciation of $1,021,863,000.

16

 N O T E S
======================----------------------------------------------------------

                           to Portfolio of INVESTMENTS
                           (continued)


USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2007 (UNAUDITED)

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,498,485,000 at September 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO DESCRIPTION ABBREVIATIONS

REIT - Real Estate Investment Trust

SPECIFIC NOTES


a) Rate represents the money market fund annualized seven-day yield at September 30, 2007.

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c)  Northern  Trust Corp.  is the parent to Northern  Trust  Investments,  N.A.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $3,506,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2007, as shown in the following table:


                                                                    Unrealized
Type of Future      Expiration     Contracts   Position    Value    Appreciation
--------------------------------------------------------------------------------
S&P 500 Index    December 20, 2007   119         Long   $45,758,000   $1,114,000
  Futures

* Non-income producing security for the 12 months preceding September 30, 2007.






ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.